Statements of Changes in Shareholders' Equity - USD ($)	Number of Shares issued	Number of Preferred Shares issued	Share capital	Additional paid in capital	Accumulated deficit	Total
Balance at Dec. 31, 2019					$ (2,491,370)	$ (2,491,370)
Balance (in Shares) at Dec. 31, 2019	309
Conversion of shareholders’ loans to shareholders’ equity				1,078,808		1,078,808
Conversion of shareholders’ loans to shareholders’ equity (in Shares)	3,084,691
Net loss					(640,343)	(640,343)
Balance at Dec. 31, 2020				1,078,808	(3,679,957)	(2,601,149)
Balance (in Shares) at Dec. 31, 2020	3,085,000
Issuance of Capital, net of issuance costs				1,045,793		1,045,793
Issuance of Capital, net of issuance costs (in Shares)		489,812
Net loss					(824,224)	(824,224)
Balance at Dec. 31, 2021				2,124,601	(4,504,181)	(2,379,580)
Balance (in Shares) at Dec. 31, 2021	3,085,000	489,812
Issuance of ordinary shares and warrants upon IPO, net of issuance costs				15,176,584		15,176,584
Issuance of ordinary shares and warrants upon IPO, net of issuance costs (in Shares)	4,244,048
Exercise of warrants			[1]				[1]
Exercise of warrants (in Shares)	180,356
Conversion of preferred shares into ordinary shares
Conversion of preferred shares into ordinary shares (in Shares)	489,812	(489,812)
Reclassification of warrants to purchase ordinary shares from liability to equity				412,299		412,299
Share-based compensation				75,896		75,896
Net loss					(3,688,346)	(3,688,346)
Balance at Dec. 31, 2022				$ 17,789,380	$ (8,192,527)	$ 9,596,853
Balance (in Shares) at Dec. 31, 2022	7,999,216

[1]	Less than $1